SHARE OPTION PLAN (Details) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options
Options outstanding at beginning of year (in shares)		835,000	417,500	369,500
Granted (in shares)	350,000	350,000	525,000	83,000
Options exercised (in shares)		(17,500)	(65,000)	0
Forfeited (in shares)		(85,000)	(42,500)	(35,000)
Options outstanding at end of year (in shares)		1,082,500	835,000	417,500
Exercisable at end of year (in shares)		418,167	236,167	111,500
Weighted average exercise price $
Options outstanding at beginning of year (in dollars per share)		$ 10.72	$ 11.43	$ 12.20
Granted (in dollars per share)	$ 13.45	13.45	12.19	14.67
Exercised (in dollars per share)		8.63	9.92	0
Forfeited (in dollars per share)		11.02	11.80	10.03
Options outstanding at end of year (in dollars per share)		10.56	10.72	11.43
Exercisable at end of year (in dollars per share)		$ 9.45	$ 9.58	$ 10.03